Note 23 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about income tax [text block]
For the Year Ended December 31,	2017	2016	2015
Net loss before taxes	$13,095,737	$13,431,941	$12,070,170
Expected current income tax recovery	3,470,370	3,559,000	3,198,595
Deferred tax recovery	297,940	207,257	-
	3,768,310	3,766,257	3,198,595

Changes from:

Amounts not deductible for tax purposes	(841,000)	(1,079,000)	(1,276,802)
Other non-deductible items	(463,000)	-	(2,700)
Deductible share issuance costs	94,000	118,000	56,000
Fair value consideration	-	116,000	-
Impact of US statutory income tax rate change (1)	(9,472,000)	-	-
Foreign tax differential	(69,000)	507,213	879,000
Unrecognized tax recovered (losses)	7,280,630	(3,221,213)	(2,854,093)
Income tax recovery recognized	$297,940	$207,257	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2017	2016	2015
Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	705,351	1,050,599	328,119
Canadian non-capital losses	11,100,672	10,137,652	9,451,357
US non-capital losses	67,654,438	63,725,982	58,742,322
Singapore non-capital losses	43,671,200	37,448,290	-
	124,155,932	113,386,794	69,546,069
Unrecognized deferred tax assets	(124,155,932)	(113,386,794)	(69,546,069)
Future income tax assets recognized	$-	$-	$-